FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax profit of a 10% change in the USD/CAD exchange rate on US dollar denominated financial assets and liabilities

	Impact of currency rate change on pre-tax earnings
	10% increase	10% decrease
Cash and cash equivalents	$1,085	$(1,085)
Receivables and other, excluding trade receivables	90	(90)
Restricted cash	203	(203)
Accounts payable and accrued liabilities	(4,905)	4,905

Schedule of impact on pre-tax profit of a 1% change in interest rates on financial assets and liabilities

	Impact of interest rate change on pre-tax earnings
	1% increase	1% decrease
Cash and cash equivalents	$1,087	$(1,087)
Senior secured loan facility	(173)	173
Offtake obligation	2,049	(1,947)

Schedule of impact on pre-tax profit from changes in the fair values of financial instruments with a 10% change in gold and silver commodity prices

	Impact of price change on pre-tax earnings
	10% increase	10% decrease
Trade receivables	$8,844	$(8,844)
Offtake obligation	(2,588)	3,799

Schedule of carrying amount of financial assets represents the maximum credit exposure

	December 31,	December 31,
	2018	2017
Cash and cash equivalents	$45,407	$56,285
Trade receivables	14,487	11,067
Tax receivables	420	6,166
Restricted cash	2,029	5,036
	$62,343	$78,554

Schedule of maturity analysis of financial liabilities

The maturity analysis of financial liabilities as at December 31, 2018 is as follows:

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$80,000	$133,333	$266,667	$—	$480,000
Convertible notes	—	—	100,000	—	100,000
Interest payments on loan facility(1)	25,186	35,890	12,041	—	73,117
Accounts payable and accrued liabilities	43,385	—	—	—	43,385
Interest on convertible notes	2,250	4,500	1,116	—	7,866
Restricted share unit liability	948	554	—	—	1,502
Finance lease obligation	277	527	35	—	839
	$152,046	$174,804	$379,859	$—	$706,709
(1)	Interest payments on the loan facility represent management’s best estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.

Schedule of financial assets and liabilities by level within the fair value hierarchy

	Carrying value			Fair value
		Amortized	Other financial
As at December 31, 2018	FVTPL	cost	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$45,407	$—	$—	$—	$—
Trade receivables	14,487	—	—	—	14,487	—
Restricted cash	—	2,029	—	—	—	—
	$14,487	$47,436	$—	$—	$14,487	$—
Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$43,048	$—	$—	$—
Restricted share unit liability	1,502	—	—	—	1,502	—
Deferred share unit liability	997	—	—	—	997	—
Senior secured loan facility	—	—	472,146	—	—	—
Offtake obligation	70,069	—	—	—	—	70,069
Debt portion of convertible note	—	—	82,150	—	82,150	—
	$72,568	$—	$597,344	$—	$84,649	$70,069

	Carrying value			Fair value
		Loans and	Other financial
As at December 31, 2017	FVTPL	receivables	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$56,285	$—	$—	$—	$—
Trade receivables	—	11,067	—	—	11,067	—
Other assets	132	—	—	—	—	132
Restricted cash	—	5,036	—	—	—	—
	$132	$72,388	$—	$—	$11,067	$132
Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$53,436	$—	$—	$—
Restricted share unit liability	2,730	—	—	—	2,730	—
Senior secured term credit facility	—	—	365,890	—	—	—
Offtake obligation	78,085	—	—	—	—	78,085
Stream obligation (1)	224,020	—	—	—	—	224,020
Debt portion of convertible note	—	—	76,582	—	76,582	—
	$304,835	$—	$495,908	$—	$79,312	$302,105
(1)

The stream obligation was recorded at fair value at each statement of financial position date as the Company determined that the stream obligation was in substance a debt instrument with embedded derivatives linked to gold and silver commodity prices and interest rates. The Company elected to measure the stream obligation in its entirety at FVTPL.